Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
OPERATING ACTIVITIES
Loss for the year	$ (41,024)	$ (590,371)	$ (36,651)
Add items not affecting cash:
Depreciation	347	535	446
Effective interest	18,414	367	0
Unrealized foreign exchange gain	(65)	(324)	(46)
Gain on fair value of convertible debt derivative	(3,726)	(2,081)	0
Loss on asset held for sale	2,305	0	0
Unrealized loss on marketable securities	105	0	0
Deferred income tax expense (recovery)	0	1,656	(7,494)
Stock compensation expense	77	1,144	150
Impairment charge	0	589,162	41,371
Net change in non-cash working capital	2,965	2,533	3,869
Net cash flows from (used in) operating activities	(20,602)	2,621	1,645
FINANCING ACTIVITIES
Proceeds from issuance of equity	19,882	88,774	33,000
Equity issuance costs	(2,562)	(7,210)	(2,958)
Share issuance - stock options	0	0	3
Cash proceeds convertible note	0	20,000	0
Costs associated with convertible note	(95)	(249)	0
Cash received from sale of Maseve	62,000	0	0
Sprott interest paid	(3,401)	(3,938)	(3,049)
Interest capitalized on debt proceeds	0	67	927
Cash proceeds from debt	10,000	5,000	80,000
Sprott principal repayments	(50,000)	(5,000)	0
Repayment of Liberty debt and production payment termination	(23,163)	0	0
Costs associated with the debt	(866)	(224)	(1,240)
Net cash flows from (used in) financing activities	11,795	97,220	106,683
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	0	(134,488)	(133,350)
Proceeds from partial sale of interest in Waterberg	16,124	0	0
Transfer to restricted cash (Waterberg)	(5,000)	0	0
Expenditures from restricted cash (Waterberg)	4,874	0	0
Fees paid on asset held for sale	(1,000)	0	0
Proceeds from the sale of concentrate	2,016	16,609	6,645
Waterberg exploration expenditures	(9,125)	0	0
Performance bonds	0	(600)	(974)
Net cash flows from (used in) investing activities	7,889	(118,479)	(127,679)
Net decrease in cash and cash equivalents	(918)	(18,638)	(19,351)
Effect of foreign exchange on cash and cash equivalents	521	5,602	(3,281)
Cash and cash equivalents at beginning of period	3,414	16,450	39,082
Cash and cash equivalents at end of period	$ 3,017	$ 3,414	$ 16,450